OTHER REAL ESTATE - Summary of Other Real Estate Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	$ 891	$ 569	$ 443
Loans transferred to other real estate	776	1,091	783
Sales of other real estate	(850)	(753)	(603)
Additions to valuation allowance charged to expense	(40)	(16)	(54)
Balance at end of year, net of valuation allowance	777	891	$ 569
Other repossessed assets	$ 120	$ 50